EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator [Abstract]
Net income (loss) attributable to common shareholders									$ (67,425)	$ 225,877	$ 85,723
Denominator [Abstract]
Weighted average shares outstanding-Basic (in shares)									30,551,873	31,607,781	29,744,083
Dilutive common equivalent shares-SARs (in shares)									0	107,688	39,821
Weighted average shares outstanding-Diluted (in shares)									30,551,873	31,715,469	29,783,904
Basic [Abstract]
Distributed earnings (in dollars per share)									$ 0	$ 0	$ 0
Undistributed income (loss) (in dollars per share)									(2.21)	7.15	2.88
Basic earnings (loss) per share (in dollars per share)	$ (3.51)	$ (0.26)	$ 0.32	$ 1.24	$ 2.43	$ 1.67	$ 1.69	$ 1.38	(2.21)	7.15	2.88
Diluted [Abstract]
Distributed earnings (in dollars per share)									0	0	0
Undistributed income (loss) (in dollars per share)									(2.21)	7.12	2.88
Diluted earnings (loss) per share (in dollars per share)	$ (3.51)	$ (0.26)	$ 0.32	$ 1.24	$ 2.43	$ 1.67	$ 1.68	$ 1.38	$ (2.21)	$ 7.12	$ 2.88